Notes Payable - Narrative (Details) - USD ($)	Feb. 07, 2019	Dec. 21, 2018	Nov. 07, 2018	Nov. 17, 2017	Jan. 29, 2016	Mar. 31, 2019	Dec. 31, 2018	Jun. 13, 2018
Line of Credit Facility [Line Items]
Additional line of credit						$ 212,200,000	$ 48,100,000
99 Restaurants Credit Facility | Revolver Note
Line of Credit Facility [Line Items]
Additional line of credit						$ 12,000,000.0	0
99 Restaurants Credit Facility | 99 Restaurants | Revolver Note
Line of Credit Facility [Line Items]
Aggregate borrowing capacity		$ 15,000,000.0
Interest rate						6.00%
Amount available to be drawn						$ 13,000,000.0
99 Restaurants Credit Facility | 99 Restaurants | Base Rate | Revolver Note
Line of Credit Facility [Line Items]
Interest rate basis		2.50%
99 Restaurants Credit Facility | 99 Restaurants | LIBOR | Revolver Note
Line of Credit Facility [Line Items]
Interest rate basis		3.50%
99 Term Loan | Notes payable to banks
Line of Credit Facility [Line Items]
Additional line of credit						35,300,000	36,100,000
99 Term Loan | 99 Restaurants
Line of Credit Facility [Line Items]
Notes, face amounts		$ 37,000,000.0
99 DLOC Loan
Line of Credit Facility [Line Items]
Additional line of credit						$ 0	0
99 DLOC Loan | 99 Restaurants | Line of Credit Loan
Line of Credit Facility [Line Items]
Notes, face amounts		$ 10,000,000.0
Margin Loan Agreement | Revolver Note
Line of Credit Facility [Line Items]
Aggregate borrowing capacity			$ 300,000,000.0
Interest rate						5.49%
Amount available to be drawn						$ 150,000,000
Shares pledged as collateral (in shares)			25,000,000.0
Additional line of credit	$ 150,000,000					150,000,000.0	0
Brasada Interstate Credit Agreement | Notes payable to banks
Line of Credit Facility [Line Items]
Additional line of credit						$ 11,700,000	11,700,000
Brasada Interstate Credit Agreement | NV Brasada
Line of Credit Facility [Line Items]
Aggregate borrowing capacity					$ 17,000,000.0
Brasada Interstate Credit Agreement | NV Brasada | Line of Credit Loan
Line of Credit Facility [Line Items]
Aggregate borrowing capacity					1,500,000
Amount available to be drawn							$ 4,400,000
Additional line of credit								$ 3,600,000
Brasada Interstate Credit Agreement | NV Brasada | Acquisition Loan
Line of Credit Facility [Line Items]
Notes, face amounts					12,500,000
Brasada Interstate Credit Agreement | NV Brasada | Development Loan
Line of Credit Facility [Line Items]
Notes, face amounts					3,000,000.0
Brasada Interstate Credit Agreement | NV Brasada | Acquisition Loan, A Note
Line of Credit Facility [Line Items]
Notes, face amounts					$ 6,250,000
Interest rate					4.51%
Brasada Interstate Credit Agreement | NV Brasada | Acquisition Loan, B Note
Line of Credit Facility [Line Items]
Notes, face amounts					$ 6,250,000
Brasada Interstate Credit Agreement | NV Brasada | Notes payable to banks
Line of Credit Facility [Line Items]
Variable rate interest							4.73%
Brasada Interstate Credit Agreement | NV Brasada | LIBOR | Acquisition Loan, B Note
Line of Credit Facility [Line Items]
Interest rate basis					2.25%
Corporate Revolver Note | Revolver Note
Line of Credit Facility [Line Items]
Aggregate borrowing capacity				$ 100,000,000.0
Interest rate						6.98%
Amount available to be drawn						$ 0
Additional line of credit						$ 100,000,000.0
Maximum borrowing increment				$ 1,000,000.0
Anniversary term				5 years
Term of automatic extension				5 years
Proceeds from lines of credit	$ 100,000,000.0
Corporate Revolver Note | LIBOR | Revolver Note
Line of Credit Facility [Line Items]
Interest rate basis				4.50%